4. Operating segments (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenue	$ 5,956,596	$ 3,562,721	$ 2,654,180
CAMMESA
Disclosure of operating segments [line items]
Revenue	$ 5,648,272	$ 3,345,744	$ 2,506,529
Percentage of revenue	95.00%	94.00%	94.00%